Lease obligations - Lease activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Leases [Abstract]
Opening lease obligations, beginning balance	$ 870,163	$ 717,101
Additions, net of disposals	123,187	262,470
Interest expense	53,418	48,039
Lease payments	(171,577)	(153,901)
Effect of movements in exchange rates and other	(3,071)	(3,546)
Lease obligations, ending balance	872,120	870,163
Less: current portion	(120,731)	(108,736)
Lease obligations - non current portion	$ 751,389	$ 761,427